Facility Operating Lease (Details) - USD ($)						3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2023	Jun. 01, 2022	Jun. 01, 2021	May 31, 2021	Apr. 01, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Facility Operating Lease [Abstract]
Operating lease term of contract					5 years
Total lease expenses					$ 781,813	$ 41,441	$ 49,344	$ 82,882	$ 94,258	$ 167,097	$ 129,437
Lease payments								$ 767,553		$ 767,553
Net present value	$ 1,189,606
Operating lease term						6 years 3 months 18 days		6 years 3 months 18 days		6 years 9 months 18 days
Operating lease discount rate						4.00%		4.00%		4.00%
Operating expenses						$ 54,480	$ 58,800	$ 138,015	$ 151,846	$ 240,431	264,280
Sub-lease income		$ 5,200	$ 8,400	$ 13,013							$ 128,921